TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2018	2019
Trade payables	14,766	13,875
Other payables	448	449
Total trade and other payables	15,214	14,324

Schedule of trade payables

	2018	2019
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,471	1,374
Purchases of equipments, materials, and services	829	732
Payables to other telecommunication providers	189	136
Sub-total	2,489	2,242
Third parties
Purchases of equipments, materials, and services	10,849	10,563
Payables to other telecommunication providers	1,428	1,070
Sub-total	12,277	11,633
Total	14,766	13,875

Schedule of trade payables by currency

	2018	2019
Rupiah	11,726	12,027
U.S. dollar	2,978	1,801
Others	62	47
Total	14,766	13,875